Investment in equity investees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investment Summarized Financial Information Income Statement Abstract
Revenues	$ 756,100	$ 651,786	$ 448,734
Equity Method Investment Summarized Financial Information Expenses	532,720	539,202	288,132
Income Tax Expense Benefit	(26,403)	114,927	108,230
Equity Method Investment Summarized Financial Information Net Income Loss	260,294	129,240	150,876
Equity Method Investment Summarized Financial Information Abstract
Equity Method Investment Summarized Financial Information Assets	4,711,406	4,353,599
Equity Method Investment Summarized Financial Information Liabilities	3,920,910	3,419,809
Equity Method Investee Member
Equity Method Investment Summarized Financial Information Income Statement Abstract
Income Tax Expense Benefit	$ (36,914)	$ (16,656)	$ 9,726